Consolidated Statements of Profit or Loss and Other Comprehensive Income (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants [member]
Statement [LineItems]
Warrants outstanding	5,820,211	5,611,629	4,621,154